Summary of Financial Assets, and Liabilities, Allocated into Level 1, Level 2, and Level 3 Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Fair value of financial assets measured on a recurring basis	$ 226,246	$ 127,125	$ 184,462
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis			766
Fair Value, Inputs, Level 1
Financial Assets:
Fair value of financial assets measured on a recurring basis	103,302	43,303	166,696
Fair Value, Inputs, Level 2
Financial Assets:
Fair value of financial assets measured on a recurring basis	122,944	83,822	17,766
Fair Value, Inputs, Level 3
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis			766
Money market funds
Financial Assets:
Fair value of financial assets measured on a recurring basis	103,302	43,303	166,696
Money market funds | Fair Value, Inputs, Level 1
Financial Assets:
Fair value of financial assets measured on a recurring basis	103,302	43,303	166,696
Corporate notes and commercial paper
Financial Assets:
Fair value of financial assets measured on a recurring basis	77,004	64,425	9,893
Corporate notes and commercial paper | Fair Value, Inputs, Level 2
Financial Assets:
Fair value of financial assets measured on a recurring basis	77,004	64,425	9,893
U.S. government agency securities
Financial Assets:
Fair value of financial assets measured on a recurring basis	45,940	19,346	7,873
U.S. government agency securities | Fair Value, Inputs, Level 2
Financial Assets:
Fair value of financial assets measured on a recurring basis	45,940	19,346	7,873
Convertible Preferred Stock Warrants
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis		683
Convertible Preferred Stock Warrants | Fair Value, Inputs, Level 3
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis		683
Foreign currency forward contracts
Financial Assets:
Fair value of financial assets measured on a recurring basis		51
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis	228
Foreign currency forward contracts | Fair Value, Inputs, Level 2
Financial Assets:
Fair value of financial assets measured on a recurring basis		51
Financial Liabilities:
Fair value of financial liabilities measured on a recurring basis	$ 228